Stock-Based Compensation	3 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
12. Stock-Based Compensation
2017 Stock Plan and 2020 Equity Incentive Plan
In July 2017, the Company adopted the 2017 Stock Plan (the “2017 Plan”). Under the 2017 Plan, the Board of Directors could grant awards, including incentive stock options, non-statutory
stock options, stock appreciation rights, restricted stock awards, RSU awards, and other stock awards to employees, directors, and consultants.
In January 2021, in connection with the Merger, the Board of Directors adopted the 2020 Equity Incentive Plan (the “2020 Plan”) and reserved 21,000,000 authorized shares of Class A common stock the Company could issue. In addition, up to 19,000,000 shares of Hims Class A common stock subject to awards granted under the 2017 Plan that were forfeited, expired or lapsed unexercised or unsettled could be added to the 2020 Plan reserve. Beginning on January 1, 2022 and ending on January 1, 2031, the number of authorized shares of common stock under the 2020 Plan will automatically increase by 5% of the total number of Class A and Class V common stock issued and outstanding on the last day of the preceding fiscal year unless the Board of Directors approves a lesser number. As of the effective date of the 2020 Plan, no further stock awards have been or will be granted under the 2017 Plan. During the period, 55,645 shares of Class A common stock subject to awards granted under the 2017 Plan that were outstanding on the Merger date and forfeited after the adoption of the 2020 Plan were added to the 2020 Plan reserve. Therefore, as of March 31, 2021, there were 21,055,645 shares of Class A common stock reserved and 18,581,886 shares of Class A common stock available for the Company to grant under the 2020 Stock Plan; there were no more shares available for grant under the 2017 Plan (since the 2017 Plan was replaced by the 2020 Plan).
Under both the 2017 Plan and 2020 Plan, stock options and stock appreciation rights are granted at exercise prices determined by the Board of Directors which cannot be less than 100% of the estimated fair market value of the common stock on the grant date. Incentive stock options granted to any stockholders holding 10% or more of the Company’s equity cannot be granted with an exercise price of less than 110% of the estimated fair market value of the common stock on the grant date and such options are not exercisable after five years from the grant date.
Stock Options
Options for new employees generally vest over four years, with 25% vesting one year after the vesting commencement date and then 1/48th of the total grant vesting monthly thereafter. Options granted to current employees generally vest 1/48th of the total grant monthly over four years. Options granted are exercisable within a period not exceeding ten years from the grant date.

On June 17, 2020, the Board of Directors granted 3,246,139 and 1,623,070 stock options to the CEO with an exercise price of $2.43 to vest upon either (i) an acquisition of the Company with per share consideration equal to at least $22.99 and $38.31, respectively, or (ii) a per share price on a public stock exchange that is at least equal to $22.99 and $38.31, respectively. The CEO is required to be employed at the time the per share consideration/price is achieved in order to receive the awards, but the awards are not subject to any other service condition. The Company recognizes expense related to these awards based on the fair value and derived service term as measured using a Monte Carlo simulation model, but only upon achieving the requirements outlined in (i) and (ii) above. The grant-date fair value was $16.6 million for these awards. The $22.99 per share price threshold related to award for the 3,246,139 stock options was achieved in February 2021 subsequent to the Merger and, therefore, the Company recognized all $11.3 million of expense related to the grant during the three months ended March 31, 2021 due to achievement of the market condition. As of March 31, 2021, there was $4.2 million of remaining compensation expense to be recognized for the remaining 1,623,070 stock options over a period of 3.04 years.
In connection with the Merger, all Hims option holders received an equivalent award at an exchange ratio of 0.4530 that vest in accordance with the original terms of the award. The Company determined this to be a Type I modification but did not record any incremental stock-based compensation expense since the fair value of the modified awards immediately after the modification was not greater than the fair value of the original awards immediately before the modification.
The grant-date fair value of the Company’s stock options granted was estimated using the following weighted average assumptions for the three months ended March 31, 2021:

Expected term (in years)	5.77
Expected volatility	58.87%
Risk-free interest rate	0.83%
Expected dividend yield	—%
Option activity (excluding the stock options granted to the CEO outlined above) is as follows (in thousands, except for weighted average exercise price and weighted average contractual term in years):

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Period (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	26,459	$1.16	8.50	$131,770
Recapitalization	(14,474)	1.41

Outstanding at December 31, 2020	11,985	2.57	8.50	131,770
Granted	423	13.79
Exercised (including early exercised options vested during the period)	(384)	0.90
Forfeited and expired	(56)	1.70

Outstanding at March 31, 2021	11,968	3.02	8.37	122,556

Vested and expected to vest as of March 31, 2021	11,968	3.02	8.37	122,556

Exercisable as of March 31, 2021	11,165	$2.64	8.37	$118,231

The weighted average grant-date fair value of options granted for the three months ended March 31, 2021 was $7.34 per share and the intrinsic value of vested options exercised was $2.0 million.

As of March 31, 2021, there was $20.5 million of unrecognized stock-based compensation related to unvested stock options excluding the CEO stock options, which is expected to be recognized over a weighted average period of 3.33 years.
The cash flows resulting from the tax benefits for tax deductions resulting from the exercise of stock options in excess of the compensation expense recorded for those options (excess tax benefits) are classified as a cash flow from financing activities. Due to a full valuation allowance on deferred tax assets, the Company did not recognize any tax benefit from stock option exercises for the three months ended March 31, 2021.
Early Exercise of Common Stock Options
 – The Company issues shares upon the early exercise of common stock options. The unvested shares are subject to the Company’s repurchase right at the lower of the fair market value of the shares of common stock on the date of repurchase or their original purchase price. The proceeds from cash exercises prior to vesting are initially recorded as a deposit liability from the early exercise of stock options and recorded within accrued liabilities on the consolidated balance sheets and reclassified to additional paid-in
capital as the Company’s repurchase right lapses. Unvested early exercised options are considered outstanding options and also excluded from shares exercisable since the options have been early exercised. These options are included in the option activity as exercised when the options vest. The number of unvested early exercised options were 301,893 as of March 31, 2021.
The options outstanding and exercisable as of March 31, 2021 (excluding CEO stock options) have been aggregated into ranges for additional disclosure as follows (in thousands, except weighted average remaining contractual life and exercise price):

	Options Outstanding		Options Exercisable
Exercise Price	Shares	Weighted Average Remaining Contractual Life (in Years)	Shares	Weighted Average Remaining Contractual Life (in Years)
$ 0.06 – 0.40	3,236	6.92	3,123	6.92
1.55 – 2.33	3,368	8.07	3,182	8.07
2.43 – 3.65	3,298	9.17	3,295	9.17
8.90 – 13.35	1,888	9.76	1,558	9.75
15.17 – 22.76	178	9.79	7	9.78

	11,968		11,165

RSUs
All RSUs granted prior to the Merger were subject to achievement of a liquidity event which included (i) an initial public offering, (ii) a business combination transaction, or (iii) a sale event as defined by the 2017 Plan. On January 20, 2021, the liquidity event was achieved with the closing of the Merger.
RSUs for new employees generally vest over four years, with 25% vesting one year after the vesting commencement date on the first Company Quarterly Vesting Date (defined below) and the remaining grant vesting quarterly thereafter on the specified vesting dates of March 15, June 15, September 15 and December 15 (each, a “Company Quarterly Vesting Date” or collectively, “Company Quarterly Vesting Dates”). Additional RSUs granted to current employees generally vest quarterly on Company Quarterly Vesting Dates over four years.

In connection with the Merger, all Hims RSU holders received an equivalent award at an exchange ratio of 0.4530 that vest in accordance with the original terms of the award. The Company determined this to be a Type I modification but did not record any incremental stock-based compensation expense since the fair value of the modified awards immediately after the modification was not greater than the fair value of the original awards immediately before the modification.
In addition, all Hims RSU and option holders received
(a) earn-out
RSUs that would vest in equal thirds if the trading price of the Company’s Class A common stock was greater than or equal to $15.00, $17.50 and $20.00 for any 10 trading days within any
20-trading
day period, or a Company sale (as defined in the Merger Agreement) occurs and the thresholds are met on or prior to the date that is five years following the Closing Date; and (b) an allocation of Parent Warrant RSUs. All of these RSUs vest in accordance with the terms of the initial RSU and option award, in addition to any of the aforementioned requirements.
The
earn-out
thresholds for
earn-out
RSUs were all met in February 2021. The
earn-out
awards are equity classified since they do not meet the liability classification criteria outlined in ASC 480,
Distinguishing Liabilities from Equity
and are both (i) indexed to the Company’s own shares and (ii) meet criteria for equity classification. The Company determined the fair value of the earn-out
RSUs using a Monte Carlo simulation model. The following assumptions were used in this valuation:

Expected term (in years)	5.00
Expected volatility	60.00%
Risk-free interest rate	0.50%
Expected dividend yield	—%
The value of the Company’s equity was also an input into the model and was determined based on the closing trading price of the Company’s Class A common stock on the Closing Date of $16.38.
RSU activity including RSUs outstanding prior to the Merger, earn-out
RSUs, and Parent Warrant RSUs is as follows (in thousands, except for weighted average grant date fair value):

	Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2020	3,480	$5.30
Recapitalization	(1,904)	5.99

Unvested at December 31, 2020	1,576	11.29
Granted	2,804	14.95
Vested	(790)	15.66

Unvested at March 31, 2021	3,590	$13.16

Included in the above activity are 476,308
earn-out
RSUs and 9,478 Parent Warrant RSUs issued to the CEO as part of the Merger that vest in accordance with the same market conditions as the CEO stock options, of which 317,539 earn-out
RSUs and 6,319 Parent Warrant RSUs vested in the period. In addition, the Company granted 45,297 RSUs in 2020 and 4,431 earn-out
RSUs and 88 Parent Warrant RSUs as part of the Merger in January 2021 to a non-executive
officer that vest in accordance with the achievement of revenue targets upon meeting certain revenue targets from the sale of specific products. None of the awards vested in the period. These grants are also included in the above activity.
As of March 31, 2021, there was unrecognized stock-based compensation related to unvested RSUs of $40.1 million, which is expected to be recognized over a weighted average period of 3.61 years.

Vendor Warrants
Included in stock-based compensation expense is expense for issuance of Class A common stock warrants to nonemployees in connection with vendor service arrangements.
In connection with the Merger, warrant holders received (a) an equivalent warrant at an exchange ratio of 0.4530 (which was determined not to result in incremental stock-based compensation expense similar to the evaluations for stock options and RSUs above); (b) the right to receive, upon exercise, earn-out
shares that vest in equal thirds if the trading price of the Company’s Class A common stock was greater than or equal to $15.00, $17.50 and $20.00 for any 10 trading days within any
20-trading
day period, or a Company sale (as defined in the Merger Agreement) occurs and the thresholds are met on or prior to the date that is five years following the Closing Date; and (c) the right to receive, upon exercise, an allocation of Parent Warrants. All of these instruments vest in accordance with the terms of the initial warrant in addition to any of the aforementioned requirements. The earn-out
thresholds were all met in February 2021. The
earn-out
shares and Parent Warrants are equity classified since they do not meet the liability classification criteria.
Vendor warrant activity, excluding any right to receive Merger considerations, is as follows (in thousands, except for weighted average exercise price and weighted average contractual term in years):

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	1,861	0.79	7.01	$9,957
Recapitalization	(1,018)	0.96

Outstanding at December 31, 2020	843	1.75	7.01	$9,957
Granted	—	—
Exercised	(381)	1.75
Forfeited and expired	—	—

Outstanding at March 31, 2021	462	1.75	7.01	$5,308

Vested and expected to vest as of March 31, 2021	462	1.75	7.01	$5,308

Exercisable as of March 31, 2021	185	1.75	7.01	$2,123

Upon the exercise of outstanding warrants above, vendors also have the right to receive 48,062 shares of Merger consideration, consisting of the holders’ allocation of earn-out
and Parent Warrant considerations.
As of March 31, 2021, there was $0.5 million of unrecognized stock-based compensation expense related to unvested vendor warrants and associated earn-out
shares and Parent Warrants, which is expected to be recognized over a weighted average period of 0.48 years.

Stock-Based Compensation Expense
The following table summarizes stock-based compensation expense for employees and nonemployees, by category, on the condensed consolidated statements of operations and comprehensive loss for three months ended March 31, 2021 and March 31, 2020 (in thousands):

	Three Months Ended March 31
	2021	2020
Marketing	$1,846	$291
Selling, general, and administrative	32,384	1,113

Total stock-based compensation expense	$34,230	$1,404